Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Cillian M. Lynch, Esq.

202.419.8416

clynch@stradley.com

1933 Act Rule 497(c)

1933 Act File No. 002-97596

1940 Act File No. 811-04297

May 2, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	VanEck Funds (the “Registrant”) File Nos. 002-97596 and 811-04297 Rule 497(c) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectuses dated April 10, 2017 (as revised April 11, 2017), relating to the Emerging Markets Fund, Global Hard Assets Fund, International Investors Gold Fund, Unconstrained Emerging Markets Bond Fund, CM Commodity Index Fund, Long/Short Equity Index Fund and VanEck NDR Managed Allocation Fund, each a series of the Registrant, as filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 11, 2017 (SEC Accession No. 0000930413-17-001537).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Cillian M. Lynch

Cillian M. Lynch, Esq.

A Pennsylvania Limited Liability Partnership